Note 7 - Income and Mining Taxes - Schedule of Domestic and Foreign Components of Income (Loss) Before Income and Mining Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Total	$ 215,553	$ 39,976	$ 356,801	$ 90,204	$ (28,001)
United States
Income Tax Disclosure [Line Items]
Total			304,122	138,986	18,528
Canada
Income Tax Disclosure [Line Items]
Total			54,848	(46,293)	(42,426)
Mexico
Income Tax Disclosure [Line Items]
Total			$ (2,169)	$ (2,489)	$ (4,103)